POSTRETIREMENT MEDICAL BENEFITS Pneumoconiosis (Black Lung) Benefit Obligation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pneumoconiosis Benefit Obligation [Abstract]
Net benefit obligation at end of year	$ 158,700	$ 176,500
Pneumoconiosis (Black Lung) Benefits [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Net benefit obligation at end of year	14,143	16,200
Plan assets at fair value, primarily government-backed securities	5,468	7,844
Unfunded status at end of year	8,675	8,356
Rate used to determine benefit obligations as of the end of the year shown	4.00%	3.25%
Pneumoconiosis (Black Lung) Benefits [Member] | Fair Value [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Trust assets	5,468	7,844
Pneumoconiosis (Black Lung) Benefits [Member] | Quoted prices in active markets for identical assets - Level 1 [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Trust assets	3	27
Pneumoconiosis (Black Lung) Benefits [Member] | Significant other observable inputs - Level 2 [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Trust assets	5,465	7,817
Pneumoconiosis (Black Lung) Benefits [Member] | US Treasury Securities [Member] | Fair Value [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Trust assets	5,280	7,548
Pneumoconiosis (Black Lung) Benefits [Member] | US Treasury Securities [Member] | Quoted prices in active markets for identical assets - Level 1 [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Trust assets	0	0
Pneumoconiosis (Black Lung) Benefits [Member] | US Treasury Securities [Member] | Significant other observable inputs - Level 2 [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Trust assets	5,280	7,548
Pneumoconiosis (Black Lung) Benefits [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Trust assets	185	269
Pneumoconiosis (Black Lung) Benefits [Member] | Collateralized Mortgage Backed Securities [Member] | Quoted prices in active markets for identical assets - Level 1 [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Trust assets	0	0
Pneumoconiosis (Black Lung) Benefits [Member] | Collateralized Mortgage Backed Securities [Member] | Significant other observable inputs - Level 2 [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Trust assets	185	269
Pneumoconiosis (Black Lung) Benefits [Member] | Cash and cash equivalents | Fair Value [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Trust assets	3	27
Pneumoconiosis (Black Lung) Benefits [Member] | Cash and cash equivalents | Quoted prices in active markets for identical assets - Level 1 [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Trust assets	3	27
Pneumoconiosis (Black Lung) Benefits [Member] | Cash and cash equivalents | Significant other observable inputs - Level 2 [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Trust assets	0	0
Terminated Employees [Member] | Pneumoconiosis (Black Lung) Benefits [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Net benefit obligation at end of year	876	1,139
Existing Claimants [Member] | Pneumoconiosis (Black Lung) Benefits [Member]
Pneumoconiosis Benefit Obligation [Abstract]
Net benefit obligation at end of year	$ 13,267	$ 15,061